CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($)	Partner Capital - Prior to Recapitalization	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Retained Earnings Cumulative Effect Period Of Adoption Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Stock	Previous Partnerships' Capital Existing Until the Recapitalization of Granite Ridge Resources, Inc.	Cumulative Effect Period Of Adoption Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Equity, Beginning Balance at Dec. 31, 2019	$ 324,369,000													$ 324,369,000
CHANGES IN EQUITY ROLL FORWARD
Cash distributions	(12,883,000)													(12,883,000)
Net income	(23,930,000)													(23,930,000)
Equity, Ending Balance at Dec. 31, 2020	370,556,000													370,556,000
CHANGES IN EQUITY ROLL FORWARD
Contributed capital	83,000,000													83,000,000
Cash distributions	(51,085,000)													(51,085,000)
Net income	108,459,000													108,459,000
Equity, Ending Balance at Dec. 31, 2021	474,930,000										$ 474,930,000			474,930,000
CHANGES IN EQUITY ROLL FORWARD
Contributed capital	47,000,000													47,000,000
Net income	32,444,000													32,444,000
Equity, Ending Balance at Mar. 31, 2022	507,374													507,374,000
Equity, Beginning Balance at Dec. 31, 2021	474,930,000										$ 474,930,000			474,930,000
CHANGES IN EQUITY ROLL FORWARD
Accounting Standards Update [Extensible Enumeration]												us-gaap:AccountingStandardsUpdate201613Member
Net Income prior to Business Combination	219,292,000													219,292,000
Contribution of Funds' assets in exchange for common stock	$ (694,222,000)		$ 13,000		$ 694,209,000
Contribution of Funds' assets in exchange for common stock (Shares)			130,000,000
Recapitalization					6,825,000									6,825,000
Recapitalization (Shares)			2,923,000
Issuance costs					(18,508,000)									(18,508,000)
Issuance of common stock warrants					(12,265,000)									(12,265,000)
Issuance of vesting shares					(1,287,000)									(1,287,000)
Issuance of vesting shares (Shares)			372,000
Deferred income tax liability at Business Combination					(78,742,000)									(78,742,000)
Purchase of treasury stock										$ (229,000)				(229,000)
Purchase of treasury stock (Shares)										(26,000)
Common stock dividend declared ($0.08 per share)								$ (10,664,000)						(10,664,000)
Net income subsequent to the Business Combination								43,052,000						43,052,000
Net income														262,344,000
Equity, Ending Balance at Dec. 31, 2022		$ 13,000	$ 13,000	$ 590,232,000	590,232,000	$ (118,000)	$ 32,270,000	32,388,000	$ (229,000)	$ (229,000)		$ (118,000)	$ 622,286,000	$ 622,404,000
Equity, Ending Balance (Shares) at Dec. 31, 2022		133,295,000	133,295,000							(26,000)
Ending balance, treasury stock (in shares) at Dec. 31, 2022									(26,000)	(26,000)				(25,920)
CHANGES IN EQUITY ROLL FORWARD
RSU's granted			403,000
Cancellation of vesting shares (in shares)			(221,000)
Vesting shares					1,287,000									$ 1,287,000
Stock-based compensation					1,059,000									1,059,000
Purchase of treasury stock										$ (1,801,000)				(1,801,000)
Purchase of treasury stock (Shares)										(285,000)
Common stock dividend declared ($0.08 per share)								(14,640,000)						(14,640,000)
Net income								36,866,000						36,866,000
Equity, Ending Balance at Mar. 31, 2023			$ 13,000		$ 592,578,000			$ 54,496,000		$ 2,030,000				$ 645,057,000
Equity, Ending Balance (Shares) at Mar. 31, 2023			133,477,000
Ending balance, treasury stock (in shares) at Mar. 31, 2023										(311,000)				(311,133)